Fair values of financial instruments carried at fair value - Transfers between Level 1 and Level 2 fair values (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Derivatives
Liabilities
Transfers from Level 1 to Level 2	$ 0	$ 0
Transfers from Level 2 to Level 1	0	0
Trading liabilities
Liabilities
Transfers from Level 1 to Level 2	191	54
Transfers from Level 2 to Level 1	159	309
Designated at fair value
Liabilities
Transfers from Level 1 to Level 2	0	0
Transfers from Level 2 to Level 1	0	0
Financial investments
Assets
Transfers from Level 1 to Level 2	13,511	13,200
Transfers from Level 2 to Level 1	10,752	9,975
Trading assets
Assets
Transfers from Level 1 to Level 2	9,246	8,066
Transfers from Level 2 to Level 1	6,060	5,758
Designated and otherwise mandatorily measured at fair value
Assets
Transfers from Level 1 to Level 2	1,540	1,709
Transfers from Level 2 to Level 1	3,042	2,477
Derivatives
Assets
Transfers from Level 1 to Level 2	0	0
Transfers from Level 2 to Level 1	$ 0	$ 0